Accrued Warranty	12 Months Ended
Dec. 31, 2016
Product Warranties Disclosures [Abstract]
Accrued Warranty

Note 10. Accrued Warranty

Warranty accrual at December 31 consisted of the following (in thousands):

	2016	2015	2014
Warranty accrual at beginning of year	$13,596	$5,916	$3,748
Accrual during the year	18,886	10,653	3,211
Cost of warranty services provided during the year(1)	(10,808)	(1,349)	(548)
Reduction of reserves	(1,762)	(1,624)	(495)

Warranty accrual at end of year	$19,912	$13,596	$5,916

(1)	The 2016 amount includes an 8.0 million Euro ($8.5 million) payment related to the Nordex settlement agreement.